Debt Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Debt [Line Items]
Interest and debt costs incurred, net of interest capitalized	$ 7,547			$ 13,009	$ 15,146
Interest costs capitalized	194			101	368
Total interest and debt costs	$ 7,741			$ 13,110	$ 15,514
Predecessor
Debt [Line Items]
Interest and debt costs incurred, net of interest capitalized		$ 10,605	$ 11,179			$ 31,613	$ 75,026
Interest costs capitalized		601	601			1,818	4,829
Total interest and debt costs		$ 11,206	$ 11,780			$ 33,431	$ 79,855